Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements of Operations
Revenues, net of discounts	$ 463,633	$ 463,630
Cost of goods sold	286,952	261,188
Gross profit	176,681	202,442
Operating expenses
Selling, general, and administrative	167,134	177,800
Impairment of goodwill and other assets	118,113	6,320
Depreciation and amortization	48,061	51,364
Acquisition and transaction costs	4,358	4,080
Total operating expenses	337,666	239,564
Loss from continuing operations	(160,985)	(37,122)
Other income (expense), net
Fair value gain on financial liabilities, net	0	23,023
Loss on the extinguishment of debt	(79,172)	0
Loss on sale of assets	(3,665)	(91)
Interest expense, net	(78,258)	(39,403)
Interest income	323	743
Other income, net	2,671	7,094
Total other (expense) income, net	(158,101)	(8,634)
Loss from continuing operations before income taxes and noncontrolling interest	(319,086)	(45,756)
Income taxes
Current tax provision	(57,474)	(54,839)
Deferred tax benefit	14,200	7,448
Total income taxes	(43,274)	(47,391)
Net loss from continuing operations	(362,360)	(93,147)
Discontinued operations
Loss from discontinued operations, net of taxes (including loss on disposal of $182,464 for the year ended December 31, 2023)	0	(186,353)
Loss from discontinued operations	0	(186,353)
Net loss	(362,360)	(279,500)
Net loss attributable to noncontrolling interest	(3,051)	(7,067)
Net loss attributable to Ayr Wellness Inc.	$ (359,309)	$ (272,433)
Basic and diluted net loss per share
Continuing operations - basic	$ (3.24)	$ (1.16)
Continuing operations - diluted	(3.24)	(1.16)
Discontinued operations - basic	0	(2.52)
Discontinued operations - diluted		(2.52)
Basic net loss per share	(3.24)	(3.68)
Diluted net loss per share	$ (3.24)	$ (3.68)
Weighted average number of shares outstanding (basic)	110,832	74,096
Weighted average number of shares outstanding (diluted)	110,832	74,096